Securitizations and Variable Interests Entities - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Average period to securitization			30 days		30 days
Percentage of loan transferred through securitization 60 days or more past due			8.10%		5.10%	2.60%
Charge-offs, net of recovers, associated with transferred residential loans serviced 30 days or more past due	$ 0		$ 0		$ 0	$ 0
Notes outstanding	1,589,846,000		1,589,846,000		2,090,247,000	2,364,814,000
Mortgage Servicing Rights - Amortized Costs [Member]
Servicing Assets at Fair Value [Line Items]
MSRs retained	9,500,000	$ 10,700,000	27,800,000	$ 32,100,000	$ 39,831,000	74,784,000
Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Number of days that transferred residential loans serviced were past due					60 days
HMBS - Related Borrowings [Member]
Servicing Assets at Fair Value [Line Items]
HMBS-related borrowings					$ 1,400,000,000	615,600,000
HECM [Member]
Servicing Assets at Fair Value [Line Items]
HECMs pledged as collateral	$ 2,300,000,000		$ 2,300,000,000		1,600,000,000
HECM [Member] | Lending [Member]
Servicing Assets at Fair Value [Line Items]
HECMs pledged as collateral					$ 1,500,000,000	$ 618,000,000
Advance Funding Facility [Member] | Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Percentage of guarantee limit					10.00%